As filed with the Securities and Exchange Commission on 1/29/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  February 29, 2020

Date of reporting period:  November 30, 2019

 Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
November 30, 2019 (Unaudited)

MUNICIPAL BONDS - 97.40%	Principal Amount/Shares	Value
Arizona - 2.32%
Arizona Industrial Development Authority Revenue Bonds
4.50%, 1/1/2049 (Callable 7/1/2029)	$1,000,000	$1,073,470
La Paz County Industrial Development Authority Revenue Bonds
5.00%, 2/15/2038 (Callable 2/15/2028)	700,000	801,409
		1,874,879
California - 6.76%
California Statewide Communities Development Authority Revenue Bonds
5.25%, 12/1/2029 (Callable 12/1/2024)	1,000,000	1,140,020
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	552,705
5.00%, 6/1/2051 (Callable 6/1/2029)	1,000,000	1,149,030
Golden State Tobacco Securitization Corp. Revenue Bonds
3.50%, 6/1/2036 (Callable 6/1/2022)	870,000	885,982
Palomar Health California Revenue Bonds
5.00%, 11/1/2028 (Callable 11/1/2026)	1,000,000	1,176,960
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	500,000	561,880
		5,466,577
Colorado - 1.43%
Denver Colorado Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2033 (Callable 12/1/2026)	1,000,000	1,153,400
District of Columbia - 1.93%
District of Columbia Revenue Bonds
6.50%, 10/1/2041 (Callable 4/1/2021)	1,500,000	1,557,600
Florida - 8.23%
Capital Trust Agency, Inc. Revenue Bonds
7.50%, 6/1/2048 (Callable 6/1/2028) (b)	2,000,000	2,183,799
Halifax Hospital Medical Center Florida Hospital Revenue Bonds
5.00%, 6/1/2036 (Callable 6/1/2026)	500,000	579,175
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	530,910
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,087,350
5.00%, 11/15/2049 (Callable 11/15/2026)	1,000,000	1,145,669
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	368,575
Village Community Development District No 13 Special Assessment
3.375%, 5/1/2034 (Callable 5/1/2029)	250,000	253,018
3.70%, 5/1/2050 (Callable 5/1/2029)	500,000	504,340
		6,652,836
Guam - 2.06%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2034 (Callable 7/1/2027)	500,000	584,780
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	552,315
Guam Power Authority Revenue Bonds
5.00%, 10/1/2034 (Callable 10/1/2022)	500,000	533,130
		1,670,225

Illinois - 7.98%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2046 (Callable 12/1/2028)	1,000,000	1,127,220
City of Chicago Illinois General Obligation Bonds
5.00%, 1/1/2025	1,285,000	1,438,571
5.50%, 1/1/2039 (Callable 1/1/2025)	1,025,000	1,151,854
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	500,000	551,765
State of Illinois General Obligation Bonds
5.25%, 7/1/2030 (Callable 7/1/2023)	1,020,000	1,112,830
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,075,430
		6,457,670
Iowa - 1.29%
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,000,000	1,042,230
Kansas - 0.73%
Overland Park Development Corp. Revenue Bonds
5.00%, 3/1/2049 (Callable 3/1/2029)	500,000	589,970
Louisiana - 2.54%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
3.50%, 11/1/2032 (Callable 11/1/2027)	1,000,000	1,052,480
Parish of St. John the Baptist LA Revenue Bonds
2.20%, 6/1/2037(c)	1,000,000	1,001,790
		2,054,270
Maine - 1.56%
Maine Health & Higher Education Facilities Authority Revenue Bonds
5.00%, 7/1/2024 (Callable 7/1/2023)	850,000	934,516
5.00%, 7/1/2027 (Callable 7/1/2023)	300,000	328,155
		1,262,671
Maryland - 3.56%
Baltimore Maryland Convention Center Revenue Bonds
5.00%, 9/1/2031 (Callable 9/1/2027)	500,000	591,830
Maryland State Economic Development Corp. Student Housing Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,088,160
Maryland State Economic Development Corp. Transportaion Revenue Bonds
5.00%, 6/1/2035 (Callable 6/1/2028)	1,000,000	1,203,030
		2,883,020
Massachusetts - 1.37%
Massachusetts Development Finance Agency Revenue Bonds
5.00%, 7/1/2044 (Callable 7/1/2025)	500,000	561,190
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	547,660
		1,108,850
Michigan - 3.46%
City of Detroit Michigan General Obligation Bonds
5.00%, 4/1/2031 (Callable 4/1/2028)	500,000	569,530
5.00%, 4/1/2032 (Callable 4/1/2028)	500,000	568,000
5.00%, 4/1/2035 (Callable 4/1/2028)	500,000	563,250
Michigan Finance Authority Revenue Bonds
5.00%, 7/1/2044 (Callable 7/1/2024)	1,000,000	1,096,740
		2,797,520

Minnesota - 7.38%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
4.16%, 2/1/2000 (a)	15,000	8,850
4.16%, 2/1/2002 (a)	30,000	17,700
4.16%, 2/1/2005 (a)	20,000	11,800
4.16%, 2/1/2006 (a)	20,000	11,800
4.16%, 2/1/2007 (a)	65,000	38,350
4.16%, 6/1/2008 (a)	10,000	5,900
4.16%, 2/1/2017 (a)	450,000	265,500
4.16%, 2/1/2025 (a)	9,500,000	5,605,000
		5,964,900
Missouri - 1.37%
Kirkwood Industrial Development Authority Revenue Bonds
5.25%, 5/15/2050 (Callable 5/15/2027)	1,000,000	1,111,790
New Jersey - 6.26%
New Jersey Economic Development Authority School Facilities Revenue Bonds
5.00%, 6/15/2025	500,000	578,745
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,107,610
New Jersey Transportation Trust Fund Authority Revenue Bonds
4.625%, 6/15/2030 (Callable 6/15/2025)	1,000,000	1,100,070
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,119,320
Tobacco Settlement Financing Corp. Revenue Bonds
5.25%, 6/1/2046 (Callable 6/1/2028)	1,000,000	1,158,630
		5,064,375
New York - 3.23%
Brooklyn Arena Local Development Corp. Revenue Bonds
5.00%, 7/15/2042 (Callable 1/15/2027)	500,000	568,035
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	620,000	843,460
New York Transportation Development Corp. Revenue Bonds
5.00%, 1/1/2031 (Callable 1/1/2028)	1,000,000	1,197,710
		2,609,205
North Carolina - 1.47%
North Carolina Medical Care Commission Revenue Bonds
5.00%, 1/1/2039 (Callable 1/1/2027)	1,035,000	1,190,519
Ohio - 1.44%
Franklin County Convention Facilities Authority Revenue Bonds
5.00%, 12/1/2051 (Callable 12/1/2029)	1,000,000	1,166,920
Oklahoma - 1.47%
Oklahoma Development Finance Authority Revenue Bonds
5.50%, 8/15/2057 (Callable 8/15/2028)	1,000,000	1,188,750
Oregon - 2.40%
Clackamas County Hospital Facility Authority Revenue Bonds
5.00%, 11/15/2032 (Callable 11/15/2025)	700,000	812,553
5.00%, 11/15/2052 (Callable 11/15/2025)	1,000,000	1,129,140
		1,941,693
Pennsylvania - 2.84%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
5.00%, 5/1/2042 (Callable 5/1/2028) (b)	1,500,000	1,694,145
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds
5.00%, 6/1/2035 (Callable 6/1/2028)	500,000	604,510
		2,298,655

Puerto Rico - 7.07%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	675,201
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.00%, 7/1/2028 (Callable 12/30/2019) (AGC Insured)	1,020,000	1,045,806
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 12/30/2019) (NATL Insured)	555,000	564,380
5.00%, 7/1/2024 (Callable 12/30/2019) (AGM Insured)	450,000	461,475
Puerto Rico Highways & Transportation Authority Revenue Bonds
4.75%, 7/1/2038 (Callable 12/30/2019) (NATL Insured)	1,000,000	1,001,260
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	870,000	920,817
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
5.00%, 7/1/2058 (Callable 7/1/2028)	1,001,000	1,049,298
		5,718,237
South Carolina - 1.42%
South Carolina Public Service Authority Revenue Bonds
5.00%, 12/1/2056 (Callable 12/1/2026)	1,000,000	1,151,930
Tennessee - 2.61%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
5.00%, 10/1/2035 (Callable 10/1/2025)	500,000	565,290
Chattanooga Tennessee Health, Educational, and Student Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	573,310
Shelby County Health Educational & Housing Facilities Board Revenue Bonds
5.75%, 10/1/2059 (Callable 10/1/2025)	1,000,000	969,590
		2,108,190
Texas - 6.43%
Austin Convention Enterprises, Inc. Revenue Bonds
5.00%, 1/1/2034 (Callable 1/1/2027)	850,000	966,323
Central Texas Regional Mobility Authority Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2026)	1,000,000	1,144,690
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2034 (Callable 8/15/2024)	1,000,000	1,141,100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
5.00%, 8/15/2049 (Callable 8/15/2024)	750,000	788,033
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
5.00%, 6/30/2058 (Callable 6/30/2029)	1,000,000	1,161,019
		5,201,165
Virginia - 0.65%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	510,000	529,120
Washington - 2.89%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	195,273
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,027,670
Skagit County Public Hospital District No. 1 Revenue Bonds
4.00%, 12/1/2026	500,000	564,735
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	545,110
		2,332,788

Wisconsin - 3.25%
Public Finance Authority Revenue Bonds
5.00%, 6/15/2049 (Callable 6/15/2026)	520,000	551,777
5.00%, 6/15/2054 (Callable 6/15/2026)	450,000	474,849
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	1,069,730
5.00%, 11/1/2054 (Callable 11/1/2026)	500,000	535,070
		2,631,426
TOTAL MUNICIPAL BONDS (Cost $73,406,323)		78,781,381

MONEY MARKET FUND - 3.75%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.53% (d)	3,037,145	3,037,145
TOTAL MONEY MARKET FUND (Cost $3,037,145)		3,037,145

Total Investments (Cost $76,443,468) - 101.15%		81,818,526
Liabilities in Excess of Other Assets - (1.15)%		(929,675)
TOTAL NET ASSETS - 100.00%		$80,888,851

Scheduled principal and interest payments are guaranteed by the following bond insurers.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
NATL - National Public Finance Guarantee
The insurance does not guarantee the market value of the municipal bonds.

(a)
The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate being utilized by the Fund is reviewed annually for consistency by the portfolio manager and will generally be based upon 50-150% of prior period distributions, depending on changes in the previously mentioned factors.

(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Wasmer, Schroeder & Company, LLC, the Fund's investment adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2019, the value of these investments was $3,877,944 or 4.79% of total net assets.

(c)	Adjustable rate security. Rate shown reflects the rate in effect as of November 30, 2019.

(d)	Rate shown is the 7-day annualized yield at November 30, 2019.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
November 30, 2019 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2019, the Fund held illiquid securities with a value of $5,964,900 or 7.38% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	$10,110,000	9/04 – 2/14	$4,433,456

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Fund's administrator, U.S. Bancorp Fund Services, LLC,  doing business as U.S. Bank Global Fund Services ("Fund Services").  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$-	$78,781,381	$-	$78,781,381
Money Market Fund	3,037,145	-	-	3,037,145
Total Investments	$3,037,145	$78,781,381	$-	$81,818,526

Refer to the Fund’s schedule of investments for additional information. Transfers between levels are recognized at November 30, 2019, the end of the reporting period.  There were no transfers between levels during the period ended November 30, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date 1/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date 1/28/20

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal Financial
 Officer

Date 1/28/20

* Print the name and title of each signing officer under his or her signature.